Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities
6. DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash and cash equivalents consist of:

	2025	2024

Cash	$960	$750
Bank term deposits and bankers’ acceptances	652	497
	$1,612	$1,247

[b]	Items not involving current cash flows:

	2025	2024

Depreciation	$1,547	$1,510
Amortization of acquired intangible assets	111	112
Amortization of other assets and intangible assets included in cost of goods sold	267	306
Deferred revenue amortization	(243)	(294)
Other non-cash charges	75	10
Deferred tax recovery	(41)	(110)
Dividends received in excess of equity income	22	78
Non-cash portion of Other expense, net [note 4]	630	245
	$2,368	$1,857

[c]	Changes in operating assets and liabilities:

	2025	2024

Accounts receivable	$835	$454
Inventories	248	153
Prepaid expenses and other	—	(35)
Accounts payable	(697)	(357)
Accrued salaries and wages	(49)	1
Other accrued liabilities	186	369
Income taxes (receivable) payable	(176)	96
	$347	$681